Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item	Dec. 31, 2013 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(72.85)	(71.17)	(70.97)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	93.67	189.87	(36.99)
Net losses from U.S. Treasury notes	(0.80)	(0.09)	(0.14)
Net income (loss) from operations	20.02	118.61	(108.10)
Less: profit share allocated to Managing Owner	0.00	0.00	0.00
Net income (loss) after profit share allocation	20.02	118.61	(108.10)
Net asset value, beginning of year | $	$ 1,071.85	$ 953.24	$ 1,061.34
Net asset value, end of year | $	$ 1,091.87	$ 1,071.85	$ 953.24
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	(6.75%)	(7.02%)	(7.04%)
Total expenses	6.96%	7.13%	7.20%
Profit share allocation	0.00%	0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	6.96%	7.13%	7.20%
Total return before profit share allocation	1.87%	12.44%	(10.19%)
Less profit share allocation	0.00%	0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	1.87%	12.44%	(10.19%)
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(37.29)	(36.24)	(35.21)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	118.62	225.09	(40.01)
Net losses from U.S. Treasury notes	(1.12)	0.00	(0.13)
Net income (loss) from operations	80.21	188.85	(75.35)
Less: profit share allocated to Managing Owner	15.29	4.50	0.00
Net income (loss) after profit share allocation	64.92	184.35	(75.35)
Net asset value, beginning of year | $	$ 1,300.38	$ 1,116.03	$ 1,191.38
Net asset value, end of year | $	$ 1,365.30	$ 1,300.38	$ 1,116.03
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	(2.80%)	(3.05%)	(3.03%)
Total expenses	3.02%	3.16%	3.20%
Profit share allocation	1.15%	0.38%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	4.17%	3.54%	3.20%
Total return before profit share allocation	6.14%	16.90%	(6.32%)
Less profit share allocation	1.15%	0.38%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	4.99%	16.52%	(6.32%)
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(34.37)	(33.89)	(32.48)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	119.82	230.46	(40.41)
Net losses from U.S. Treasury notes	(1.07)	(0.09)	(0.15)
Net income (loss) from operations	84.38	196.48	(73.04)
Less: profit share allocated to Managing Owner	16.10	7.25	0.00
Net income (loss) after profit share allocation	68.28	189.23	(73.04)
Net asset value, beginning of year | $	$ 1,315.44	$ 1,126.21	$ 1,199.25
Net asset value, end of year | $	$ 1,383.72	$ 1,315.44	$ 1,126.21
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	(2.55%)	(2.77%)	(2.79%)
Total expenses	2.77%	2.88%	2.95%
Profit share allocation	1.19%	0.59%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	3.96%	3.47%	2.95%
Total return before profit share allocation	6.38%	17.39%	(6.09%)
Less profit share allocation	1.19%	0.59%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	5.19%	16.80%	(6.09%)
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(7.97)	(9.99)	(9.80)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	133.77	251.11	(42.89)
Net losses from U.S. Treasury notes	(1.29)	(0.16)	(0.21)
Net income (loss) from operations	124.51	240.96	(52.90)
Less: profit share allocated to Managing Owner	0.00	0.00	0.00
Net income (loss) after profit share allocation	124.51	240.96	(52.90)
Net asset value, beginning of year | $	$ 1,450.17	$ 1,209.21	$ 1,262.11
Net asset value, end of year | $	$ 1,574.68	$ 1,450.17	$ 1,209.21
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	(0.53%)	(0.75%)	(0.79%)
Total expenses	0.74%	0.86%	0.95%
Profit share allocation	0.00%	0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	0.74%	0.86%	0.95%
Total return before profit share allocation	8.59%	19.93%	(4.19%)
Less profit share allocation	0.00%	0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	8.59%	19.93%	(4.19%)